Key management personnel (Tables)	12 Months Ended
Dec. 31, 2022
Share Option and Warrant Reserves
Remuneration of the Company's key management personnel
	Years ended December 31
	2022	2021
Short-term benefits provided to executives (a)	$1,719	$982
Directors’ fees paid to non-executive directors	203	204
Share-based payments	1,059	1,206
Total	$2,981	$2,392